Expense Example, No Redemption - A C I Shares - JPMorgan US Applied Data Science Value Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	596	782	1,003	1,636	125	429	775	1,613	50	193	369	878